PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

SUPPLEMENT DATED NOVEMBER 7, 2017 TO
THE STATUTORY PROSPECTUS DATED MAY 1, 2017, AS SUPPLEMENTED MAY 2, 2017 AND MAY 12, 2017 FOR
PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITYSM (FOR APPLICATIONS SIGNED ON OR AFTER AUGUST 1, 2013)

This supplement updates information contained in the Statutory Prospectus for the variable annuity insurance contracts referenced above. Please retain this supplement for future reference.

Delete the information in Appendix B and replace with the following:
APPENDIX B – INVESTMENT PLUS VARIABLE ANNUITY GMWB EXCHANGE OFFER
IPVA GMWB Exchange Offer ("GMWB Exchange Offer")
Original owners of an eligible Principal Investment Plus Variable Annuity contract (“old contract”) may elect to exchange their old contract for a new Principal Lifetime Income Solutions II Variable AnnuitySM contract ("new contract") subject to the GMWB Exchange Offer terms and conditions below. To determine if it is in your best interest to participate in the GMWB Exchange Offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the GMWB Exchange Offer. Please contact your registered representative or call us at 1-800-852-4450 if you have any questions.
You are eligible to participate in the GMWB Exchange Offer when:

•	The old contract doesn't have a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider or the old contract has a GMWB 1 rider (Investment Protector Plus); and

•	Your old contract is not subject to any surrender charges; and

•	The GMWB Exchange Offer is available in your state.
GMWB Exchange Offer Terms and Conditions

•
You must qualify for and elect either the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider (currently being marketed by us). To qualify, you (or the annuitant if the original owner is a non-natural person) must be between the ages of 45 and 80.

•	You must receive a current prospectus for the new contract.

•	You must complete all required GMWB Exchange Offer forms.

•
If we approve your application to participate in the GMWB Exchange Offer, you are directing that all of your investment options under your old contract be terminated. The resulting amount will be transferred to your new contract and allocated as you direct. The Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider results in restriction of your Contract investment options to more limited GMWB investment options (review the new contract prospectus in its entirety for full details).

•	Any new premium payments (excluding the amount transferred under this GMWB Exchange Offer) you make to the new contract are subject to surrender charges.

•	The amount being exchanged to the new contract cannot be allocated to the DCA Plus accounts. However, new premium payments may be allocated to the DCA Plus accounts.

•
At Contract issue, the GMWB death benefit under your new contract will be the greater of the death benefit under your old contract on the exchange date or the GMWB death benefit under the new contract.

•	Upon issuing you a new contract, your old contract will terminate.

•	The GMWB Exchange Offer is not available for partial exchanges.

•	Only one old contract can be exchanged for one new contract.
GMWB Exchange Offer Duration
Currently, there is no closing date for the GMWB Exchange Offer. We reserve the right, however, to modify the GMWB Exchange Offer commencement date and to modify or terminate the GMWB Exchange Offer upon reasonable written notice to you.

IMPORTANT CONSIDERATIONS
An exchange may or may not be in your best interest.

If you currently have the GMWB 1 rider with your old contract, this GMWB Exchange Offer may be appropriate if you:

•	Want to benefit from potential annual increases to your rider values instead of every 5 years with the GMWB 1 rider.

•	Want the ability to elect the Joint Life benefit instead of only Single Life with the GMWB 1 rider.

•	Want to protect against the risk that your Contract accumulated value could fall below your investment due to market decline.

If you currently do not have a GMWB rider with your old contract, this GMWB Exchange Offer may be appropriate if you:

•	Do not intend to take withdrawals in the near future.

•	Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.

•	Want to protect against the risk of you or your spouse outliving your income.

•	Want to protect against the risk that your Contract accumulated value could fall below your investment due to market decline.
The features and benefits, investment options, and charges and deductions of the new contract may differ from those of your old contract. For your convenience, we have provided the following chart with a side-by-side summary comparison of the features and costs of your old contract and the new contract available under the GMWB Exchange Offer.
There may be additional differences important for you to consider prior to making an exchange. You should carefully review the new contract prospectus and compare it to the old contract prospectus before deciding to make an exchange. To obtain a prospectus, please contact us at 1-800-852-4450.
Summary Comparison* of Old Contract and New Contract
To participate in the GMWB Exchange Offer you must elect either the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider.

A. GMWB Rider Features	Old Investment Plus Variable Annuity	New Principal Lifetime Income Solutions II Variable AnnuitySM
GMWB Rider(s) (applicable to this offer)	GMWB 1 (when applicable)	Target Income Protector Flexible Income Protector Flexible Income Protector Plus
Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life (“Single Life”)
Target Income Protector:
• For Life (“Single Life” or
   “Joint Life”)

Flexible Income Protector:
• For Life (“Single Life” or
   “Joint Life”)

Flexible Income Protector Plus:
• For Life (“Single Life” or
   “Joint Life”)

A. GMWB Rider Features	Old Investment Plus Variable Annuity	New Principal Lifetime Income Solutions II Variable AnnuitySM
Annual Withdrawal Limits	• Investment Back - 7.00% of the the Investment Back withdrawal benefit base • For Life - 5.00% of the For Life withdrawal benefit base
Target Income Protector, Flexible Income Protector, and Flexible Income Protector Plus:
•    “Single Life” — tiered percentages based on age at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base
•    “Joint Life” — tiered percentages based on age at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base

NOTE: Refer to GMWB Percentages section of this prospectus or the applicable GMWB Charges and Percentages Supplement.

GMWB investment options
Restricted investment options depending on when old contract was purchased and customer’s actions:
• GMWB Self-Build Models
• GMWB Select Models
• Principal Lifetime 2010 Account
• Principal Lifetime 2020 Account
• Principal Lifetime Strategic
   Income account
• Strategic Asset Management
   Balanced Portfolio
• Strategic Asset Management
    Conservative Balanced
    Portfolio
• Strategic Asset Management
    Flexible Income Portfolio
• Diversified Balanced Account
• Diversified Growth Account
• Diversified Income Account

NOTE: If GMWB was not elected, there are no investment restrictions.

Target Income Protector:
• Diversified Income Account
• Diversified Balanced
Volatility Control Account
• Diversified Growth
Volatility Control Account
• Fidelity VIP Government Money Market Portfolio

Flexible Income Protector:
• Diversified Balanced Account
• Diversified Growth Account
• Diversified Income Account
• Diversified Balanced Managed
   Volatility Account
• Diversified Growth Managed
   Volatility Account
• Fidelity VIP Government Money Market Portfolio

Flexible Income Protector Plus:
• Diversified Balanced Account
• Diversified Growth Account
• Diversified Income Account
• Diversified Balanced Managed
   Volatility Account
• Diversified Growth Managed
   Volatility Account
• Fidelity VIP Government Money Market Portfolio

Fixed Rate Options (including 2 dollar-cost averaging options)	1 year - Fixed Account 6 month - DCA Plus account** 12 month - DCA Plus account**	6 month - DCA Plus account** 12 month - DCA Plus account**

A. GMWB Rider Features	Old Investment Plus Variable Annuity	New Principal Lifetime Income Solutions II Variable AnnuitySM
GMWB Bonus
If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases each year on the Contract anniversary as shown below:
• Years 1-5 - 5.00% of
    premium payments
• Years 6+ - 0.00% of
    premium payments

Target Income Protector:
If no withdrawals are taken, a GMWB bonus is applied to the benefit base on each Contract anniversary as shown below:
• Years 1-15 - 5.00% of
    premium payments
• Years 16+ - 0.00% of
    premium payments

Flexible Income Protector:
GMWB Bonus does not apply for this rider.

Flexible Income Protector Plus:
If no withdrawals are taken, a GMWB bonus is applied to the benefit base on each Contract anniversary as shown below:
• Years 1-10 - 5.00% of
    premium payments
• Years 11+ - 0.00% of
    premium payments

NOTE: The percentages above apply for applications signed from November 6, 2017 through November 30, 2017. The GMWB Bonus Percentages may be different than those listed above for applications signed after November 30, 2017.

GMWB Step-Up
• Optional GMWB Step-Up
    that you may elect beginning
    with the 5th Contract
    anniversary.  Once you have
    elected a GMWB Step-Up,
    you must wait at least 5
    5 contract years to elect
    another GMWB Step-Up.
• Rider effective dates on or
    after June 15, 2008: the
    remaining withdrawal benefit
    bases are not eligible for
    Step-Ups after the
    Investment Back remaining
    withdrawal benefit base
    reduces to zero, even if
    additional premium payments
    are made.
		• Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
Automatic Portfolio Rebalancing	Calendar Quarterly (required with GMWB 1 rider)	Calendar Quarterly (required with in force GMWB rider)
No. of Free Division Transfers/contract year	1	1

B. Annuitization	Old Investment Plus Variable Annuity	New Principal Lifetime Income Solutions II Variable AnnuitySM
Annuity Benefit Payments First Available	Any time on/after the first Contract anniversary	Same
Annuity Benefit Payments	Fixed annuity benefit payments	Same
Annuity Mortality Table	Annuity 2000 Mortality Table	2012 Individual Annuity Mortality Period Life Table Mortality Table
Annuity Benefit Payment Options	Fixed period; life income; life income with fixed period; custom options	Life income; life income with guaranteed period; custom options

C. Death Benefit	Old Investment Plus Variable Annuity	New Principal Lifetime Income Solutions II Variable AnnuitySM
Death Benefit
An amount equal to the greatest of
(i) total premium payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up
For partial surrenders, the death benefit is reduced proportionately for each withdrawal.
See the Death Benefit section in this appendix for more details.

An amount equal to the greatest of
(i) total premium payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up
For partial surrenders, withdrawals that are not For Life excess withdrawals will reduce the GMWB Death Benefit by the amount of withdrawal. Any For Life excess withdrawal amounts reduce the GMWB Death Benefit proportionately.
See the Death Benefit section in this appendix for more details.

Optional Enhanced Death Benefit Rider	Available	Not available
Payable	1st owner to die	Same

D. Fees and Charges	Old Investment Plus Variable Annuity	New Principal Lifetime Income Solutions II Variable AnnuitySM
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	Lesser of $30 or 2% of Contract accumulated value	Same
Mortality and Expense Risks Charge***	1.25%	Maximum: 1.50% Current: 1.25%
Administration Charge*** (on an annual basis)	Maximum: 0.15% Current: 0.15%	Maximum: 0.50% Current: 0.15%
Available Underlying Mutual Fund Expenses****	Maximum Annual: 7.28% Minimum Annual: 0.25%	Maximum Annual: 0.65% Minimum Annual: 0.50%
GMWB 1 Rider Charge – Taken as % of average quarterly Investment Back remaining withdrawal benefit base.
Maximum Annual: 0.85%
Current Annual: 0.80%
A 0.60% annual charge is assessed if the rider application was signed before February 16, 2009 and no GMWB Step-Up has occurred. A 0.80% annual charge is assessed if the rider application was signed before February 16, 2009 and a GMWB Step-Up has occurred. If the rider application was signed after February 16, 2009, the annual fee is 0.80%.
Not applicable
Target Income Protector Rider Charge – Taken as % of average quarterly For Life withdrawal benefit base.
-OR-
Flexible Income Protector Rider Charge – Taken as % of average quarterly For Life withdrawal benefit base.
-OR-
Flexible Income Protector Plus Rider Charge – Taken as % of average quarterly For Life withdrawal benefit base.

Not applicable Not applicable Not applicable
Maximum Annual: 2.00%
Current Annual: 1.25%

Maximum Annual: 2.00%
Current Annual: 0.85%

Maximum Annual: 2.00%
Current Annual: 1.25%

NOTE: The charges above apply for applications signed from November 6, 2017 through November 30, 2017. The GMWB charges may be different than those listed above for applications signed after November 30, 2017.

E. Transaction Charges	Old Investment Plus Variable Annuity	New Principal Lifetime Income Solutions II Variable AnnuitySM
Surrender Charge Period and % of amount surrendered (applies only to new premium payments)	7 years (6,6,6,5,4,3,2) 9 years (8,8,7,6,5,4,3,2,1) if you elected the Premium Payment Credit Rider	7 years (6,6,6,5,4,3,2) Premium Payment Credit Rider not available
Unscheduled Partial Surrender	Maximum: lesser of $25 or 2% of each unscheduled partial surrender after the 12th in a contract year. Current $0/0%	Same
Unscheduled Transfers	Maximum: lesser of $25 or 2% of each unscheduled transfer after the 1st in a contract year. Current: $0/0%	Same
*    Does not reflect state variations.

**	Only available for new premium payments. The DCA Plus Accounts are not available for the amount being exchanged.

***	Charges taken daily as a percentage of the average daily Separate Account division value.

****	For the new contract, only maximum and minimum charges for the GMWB investment options are reflected. For the old contract, maximum and minimum charges for all investment options are reflected.
Charges and Expenses
The new contract and your old contract have different annual expenses, different transaction charges, and different investment options that may result in different underlying mutual fund expenses.
Surrender Charges
Under the GMWB Exchange Offer, surrender charges will not apply on any amounts transferred from the old contract to the new contract. Surrender charges under the new contract will only apply to new contract premium payments.
GMWB Death Benefit
The GMWB death benefit in the new contract will be calculated as specified in the prospectus for the new contract. At the time of the exchange, the death benefit from the old contract will be transferred to the new contract and will be adjusted for new premium payments made and withdrawals taken under the new contract.
Upon your death, we will pay the greater of the new contract GMWB death benefit (standard death benefit if GMWB rider is not in force) or the old contract death benefit adjusted as described above.
GMWB Rider
The new contract offers GMWB riders (Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus) that were not available when you purchased your old contract. A GMWB rider allows you to take certain guaranteed annual withdrawals, regardless of your Contract accumulated value.
Your Contract can only have one GMWB rider. You must qualify for and select either the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider when you purchase the new contract.
Once elected, the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider may not be terminated for 5 contract years following the rider effective date.

Election of a GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (additional information is included in the new contract prospectus). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective.
Target Income Protector
The Target Income Protector rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider For Life withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are added or the division values rise with market growth.
The Target Income Protector rider also offers a GMWB Bonus. This rider includes an annual bonus for not taking withdrawals for a specific number of years immediately following the purchase of a Contract. The GMWB Bonus amount will provide an increase to your rider For Life withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.
The Target Income Protector rider provides your beneficiary(ies) with the GMWB Death Benefit.
Flexible Income Protector
The Flexible Income Protector rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider For Life withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made or the division values rise with market growth.
The Flexible Income Protector rider provides your beneficiary(ies) with the GMWB Death Benefit.
Flexible Income Protector Plus
The Flexible Income Protector Plus rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider For Life withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are added or the division values rise with market growth.
The Flexible Income Protector Plus rider also offers a GMWB Bonus. This rider includes an annual bonus for not taking withdrawals for a specific number of years immediately following the purchase of a Contract. The GMWB Bonus amount will provide an increase to your rider For Life withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.
The Flexible Income Protector Plus rider provides your beneficiary(ies) with the GMWB Death Benefit.
It is important that you review the new contract prospectus in its entirety for additional information regarding the Target Income Protector, Flexible Income Protector, and Flexible Income Protector Plus riders and whether a GMWB rider is appropriate for your needs.
Tax Matters
Although we believe that an exchange as described in this appendix will not be a taxable event for Federal tax purposes, we recommend that you consult your tax advisor before electing to participate in the GMWB Exchange Offer.
There may be differences between your old contract, as amended by tax-qualified retirement plan endorsements, and the new contract, as amended by similar qualified plan endorsements. If you are using the old contract in connection with a tax-qualified retirement plan, you should consult a tax advisor before electing to participate in the GMWB Exchange Offer. See 10. FEDERAL TAX MATTERS section of the new contract prospectus.